Income Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Provision for Income Taxes [Line Items]
Total current income tax provisions	$ 8,973	$ 24,525
BVI [Member]
Schedule of Components of Provision for Income Taxes [Line Items]
Total current income tax provisions
Hong Kong [Member]
Schedule of Components of Provision for Income Taxes [Line Items]
Total current income tax provisions
PRC [Member]
Schedule of Components of Provision for Income Taxes [Line Items]
Total current income tax provisions
U.S. federal [Member]
Schedule of Components of Provision for Income Taxes [Line Items]
Total current income tax provisions	5,944	20,995
U.S. state and local [Member]
Schedule of Components of Provision for Income Taxes [Line Items]
Total current income tax provisions	$ 3,029	$ 3,530